CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 786	$ 143,892,158	$ 5,346,741	$ (11,257,531)	$ 0
Balance (in shares) at Dec. 31, 2008	7,863,930
Issuance of restricted stock under the Equity Incentive Plan	8	0	0	0	0
Issuance of restricted stock under the Equity Incentive Plan (in shares)	74,350
Conversion of OP Units	26	2,398,186	(2,398,186)	0	0
Conversion of OP Units (in shares)	257,794
Vesting of restricted stock	0	1,175,757	0	0	0
Other comprehensive income	0	0	(3,947)	0	(70,806)
Dividends and distributions	0	0	(831,087)	(16,419,257)	0
Net income	0	0	950,046	17,043,990	0	17,043,990
Balance at Dec. 31, 2009	820	147,466,101	3,063,567	(10,632,798)	(70,806)
Balance (in shares) at Dec. 31, 2009	8,196,074
Issuance of common stock, net of issuance costs	150	31,072,596	0	0	0
Issuance of common stock, net of issuance costs (in shares)	1,495,000
Issuance of restricted stock under the Equity Incentive Plan	9	0	0	0	0
Issuance of restricted stock under the Equity Incentive Plan (in shares)	88,550
Forfeiture of restricted stock	(3)
Forfeiture of restricted stock (in shares)	(20,610)
Vesting of restricted stock	0	1,166,656	0	0	0
Other comprehensive income	0	0	(24,529)	0	(693,929)
Dividends and distributions	0	0	(709,143)	(19,136,249)	0
Net income	0	0	561,039	15,066,795	0	15,066,795
Balance at Dec. 31, 2010	976	179,705,353	2,890,934	(14,702,252)	(764,735)	167,130,276
Balance (in shares) at Dec. 31, 2010	9,759,014
Issuance of restricted stock under the Equity Incentive Plan	10	0	0	0	0
Issuance of restricted stock under the Equity Incentive Plan (in shares)	105,050
Forfeiture of restricted stock	(1)	0
Forfeiture of restricted stock (in shares)	(12,150)
Vesting of restricted stock	0	1,364,280	0	0	0
Other comprehensive income	0	0	5,584	0	158,167
Dividends and distributions	0	0	(556,188)	(15,767,384)	0
Net income	0	0	338,395	9,551,142	0	9,551,142
Balance at Dec. 31, 2011	$ 985	$ 181,069,633	$ 2,678,725	$ (20,918,494)	$ (606,568)	$ 162,224,281
Balance (in shares) at Dec. 31, 2011	9,851,914